S000060155 [Member] Performance Management - Alternative Strategies Fund	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s broad-based index and an additional index. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Annual Advisory Program Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see
www.morganstanley.com/wealth-investmentsolutions/cgcm.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does notnecessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s broad-based index and an additional index.
Performance Additional Market Index [Text]	The Fund also compares its performance to the HFRX Global Hedge Index, which is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies falling within four principal strategies: equity hedge, event driven, macro/CTA and relative value arbitrage.
Bar Chart Does Not Reflect Sales Loads [Text]	These programs charge anannual fee (see Annual Advisory Program Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Bar Chart [Heading]	Annual total returns (%) calendar years Alternative Strategies Fund
Bar Chart Closing [Text Block]	Fund’s best and worst calendar quarters Best: 6.64% in 2nd quarter 2020 Worst: (9.43)% in 1st quarter 2020 Year-to-date: 4.07% (through 3rd quarter 2025)
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s broad-based securities market index is the Bloomberg U.S. Universal Bond Index, which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
The Fund also compares its performance to the HFRX Global Hedge Index, which is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies falling within four principal strategies: equity hedge, event driven, macro/CTA and relative value arbitrage. Unlike the Fund, the benchmarks are unmanaged and do not include any fees or expenses. An investor cannot invest directly in an index.

Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.morganstanley.com/wealth-investmentsolutions/cgcm
Alternative Strategies Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date:
Bar Chart, Year to Date Return	4.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best:
Highest Quarterly Return	6.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst:
Lowest Quarterly Return	(9.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020